CERTAIN TRANSACTIONS (Details 4) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Nov. 30, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
LineOfCreditFacilityDescription	At the closing of the acquisition, Teva borrowed $5 billion under its term loan facility with a syndicate of banks. The term facility is split into two tranches of $2.5 billion each, with the first tranche maturing in full after three years and the second tranche maturing in five years with payment installments each year (see note 11). In addition, Teva terminated its $22 billion bridge loan credit agreement.
Xenon [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement Upfront Cash Payment			$ 335
PGT [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations		Teva owns 49% of the joint venture, and P&G holds a controlling financial interest of 51%. The Company recognizes profits of the joint venture based on Teva's ownership percentage. The joint venture has certain independent operations and contracts for other services from its two partners in an effort to leverage their scale and capabilities and thereby maximize efficiencies. Such services include research and development, manufacturing, sales and distribution, administration and other services, provided under agreements with the joint venture. The partners have certain rights to terminate the joint venture after seven years and earlier under other circumstances. In July 2014, Teva sold its U.S. OTC plants, which were purchased as part of the agreement, back to P&G.
Takeda [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations		Teva assigned 49% in the business venture to Takeda in consideration of the contribution of its off-patented products business in Japan. The business venture will be consolidated in Teva's financial statements commencing April 1, 2016, and is expected to increase Teva's sales in the Japanese market. Takeda’s interest in the business venture will be accounted for under “net income (loss) attributable to non-controlling interests.”
Eagle [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement Upfront Cash Payment	$ 30	$ 30
Collaborative Arrangement Additional Milestone Payments Amount	65	65
Collaborative Arrangement First Milestone Payments Amount	$ 15	$ 15